Finance Costs (Summary of Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance costs [Line Items]
Total Finance costs	$ 563	$ 613
Interest expense	521	492
Interest on net defined benefit pension and other post-retirement plan obligations (Note 21)	(8)	(9)
Borrowing costs capitalized to property, plant and equipment	37	29
Interest income	(25)	(8)
Loss on early extinguishment of debt	0	142
Other Finance Costs	67	16
Short-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	153	44
Loss on early extinguishment of debt		0
Long-term debt [Member]
Disclosure of finance costs [Line Items]
Interest expense	333	415
Unwinding of discount on asset retirement obligations (Note 22)	(29)	9
Loss on early extinguishment of debt		142
Lease Liabilities [Member]
Disclosure of finance costs [Line Items]
Interest expense	$ 35	33
Loss on early extinguishment of debt		$ 0